Filed under Rules 497(e) and 497(k)

Registration No. 333-53589

VALIC Company II

International Opportunities Fund

(the “Fund”)

Supplement dated March 31, 2021

to the Fund’s Summary Prospectus and Prospectus dated

January 1, 2021, as supplemented and amended to date

Effective March 31, 2021, in the section of the Summary Prospectus entitled “Investment Adviser” and in the section of the Prospectus entitled “Fund Summary: International Opportunities Fund – Investment Adviser,” in the table under the heading “Portfolio Managers,” the following is added under the subsection “MFS”:

Name and Title	Portfolio Manager of the Portfolio Since
Lionel Gomez Portfolio Manager	2021

Effective March 31, 2021, in the section of the Prospectus entitled “Management,” under the heading “Information about the Subadviser,” the second paragraph under “Massachusetts Financial Services. (“MFS”)” is deleted and replaced with the following:

MFS manages a portion of the asset of the International Opportunities Fund using a team of portfolio managers. The team is comprised of David Antonelli, Peter Fruzzetti, Jose Luis Garcia, Robert Lau, Sandeep Mehta and Lionel Gomez. Mr. Antonelli is a Vice Chairman of MFS and Messrs. Fruzzetti, Garcia, Mehta, Lau and Gomez are each Investment Officers of MFS. Mr. Antonelli has been employed in the investment area of MFS since 1991. Mr. Fruzzeti has been employed in the investment area of MFS since 2000. Mr. Garcia has been employed in the investment of MFS since 2002. Mr. Lau has been employed in the investment area of MFS since 2001. Mr. Mehta has been employed in the investment area of MFS since 2008. Mr. Gomez has been employed in the investment area since 2013. Effective April 15, 2021, Mr. Antonelli will no longer be a portfolio manager of the fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Filed under Rule 497(e)

Registration No. 333-53589

VALIC Company II

International Opportunities Fund

(the “Fund”)

Supplement dated March 31, 2021

to the Fund’s Statement of Additional Information (“SAI”)

dated January 1, 2021, as supplemented and amended to date

Effective March 31, 2021, in the table under the section entitled “PORTFOLIO MANAGERS – Other Accounts,” the following information is added with respect to Massachusetts Financial Services (“MFS”):

Advisers/ Subadviser	Portfolio Managers	Other Accounts (As of March 15, 2021)
		Registered Investment Companies		Pooled Investment Vehicles		Other Accounts
		No. of Accounts	Assets (in millions)	No. of Accounts	Total Assets (in millions)	No. of Accounts	Total Assets (in millions)

MFS	Lionel Gomez	0	0	0	0	0	0

Capitalized terms used but not defined herein shall have the meanings assigned to them by the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.